Credit risk exposure and allowances - Disclosure Of Allowances (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 10,782,206	$ 8,330,222
Loss allowances on loan commitments and financial guarantees	1,479,530	1,101,060
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,831,152)	(4,256,067)
Loss allowances on loan commitments and financial guarantees	(394,456)	(505,075)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,081,021	4,865,056
Loss allowances on loan commitments and financial guarantees	299,189	409,864
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(144,499)	(8,189,921)
Loss allowances on loan commitments and financial guarantees	(3,113)	(2,776)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	17,831	30,795
Loss allowances on loan commitments and financial guarantees	1,176	2,925
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,707,158)	8,693,969
Loss allowances on loan commitments and financial guarantees	(1,122,997)	228,424
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	11,168,510	24,001,782
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	2,394,510	1,248,839
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(8,111,247)	(20,611,474)
Loss allowances on loan commitments and financial guarantees	(1,667,168)	(697,056)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	129,349	682,786
Loss allowances on loan commitments and financial guarantees	29,859	46,022
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,100,588)	(2,764,942)
Loss allowances on loan commitments and financial guarantees	(487,253)	(352,697)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,284,273	10,782,206
Loss allowances on loan commitments and financial guarantees	529,277	1,479,530
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	12,243,846	13,659,614
Loss allowances on loan commitments and financial guarantees	542,836	687,713
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	11,509,162	18,910,237
Loss allowances on loan commitments and financial guarantees	1,198,210	1,879,519
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(7,453,083)	(8,765,244)
Loss allowances on loan commitments and financial guarantees	(1,061,679)	(1,181,325)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,199,360)	(2,759,818)
Loss allowances on loan commitments and financial guarantees	(18,994)	(10,958)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	73,450	112,154
Loss allowances on loan commitments and financial guarantees	3,063	2,196
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,543,495	(1,126,442)
Loss allowances on loan commitments and financial guarantees	(164,561)	(117,288)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,973,218	3,847,526
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	100,001	333,145
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,795,338)	(8,731,902)
Loss allowances on loan commitments and financial guarantees	(138,953)	(873,208)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4)	0
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	123,676	862,328
Loss allowances on loan commitments and financial guarantees	5,628	15,936
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,927,089)	(3,764,607)
Loss allowances on loan commitments and financial guarantees	(197,301)	(192,894)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	12,091,973	12,243,846
Loss allowances on loan commitments and financial guarantees	268,250	542,836
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	604,742	367,971
Loss allowances on loan commitments and financial guarantees	24,318	23,073
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		40,455
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(261,280)	(7,002)
Loss allowances on loan commitments and financial guarantees	(25,104)	(385)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(36,913)	(953,832)
Loss allowances on loan commitments and financial guarantees	(18)	(1,531)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	8,136	(2,106)
Loss allowances on loan commitments and financial guarantees		82
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	584,278	1,233,146
Loss allowances on loan commitments and financial guarantees	44,996	(789)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	408,042	217,560
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	23,387	18,433
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(532,745)	(118,101)
Loss allowances on loan commitments and financial guarantees	(20,015)	(5,346)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	61,761	122,838
Loss allowances on loan commitments and financial guarantees	2,747	1,940
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(235,021)	(296,187)
Loss allowances on loan commitments and financial guarantees	(18,526)	(11,159)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	601,000	604,742
Loss allowances on loan commitments and financial guarantees	31,785	24,318
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,713,857	5,782,822
Loss allowances on loan commitments and financial guarantees	11,096	49,344
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	9,166,242	16,369,150
Loss allowances on loan commitments and financial guarantees	99,681	45,340
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,364,846)	(1,690,024)
Loss allowances on loan commitments and financial guarantees	(65,123)	(63,552)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,367,411	(14,541,231)
Loss allowances on loan commitments and financial guarantees	(1,277)	(4,296)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	515,760	18,335,335
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	8,669	3,102
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,349,756)	(13,255,537)
Loss allowances on loan commitments and financial guarantees	(19,727)	(13,402)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,454,171)	(5,155,271)
Loss allowances on loan commitments and financial guarantees	(125)	(68)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	884	50,088
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,388,888)	(2,181,475)
Loss allowances on loan commitments and financial guarantees	(8,853)	(5,372)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,206,493	3,713,857
Loss allowances on loan commitments and financial guarantees	24,341	11,096
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,351,981	6,115,532
Loss allowances on loan commitments and financial guarantees	1,960	312
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	57,171	1,582,069
Loss allowances on loan commitments and financial guarantees	8,765	3,832
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(78,612)	(57,654)
Loss allowances on loan commitments and financial guarantees		(1,168)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,329,457	(3,978,107)
Loss allowances on loan commitments and financial guarantees	(10,540)	(103)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	347,557	9,557,233
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(375,529)	(5,053,818)
Loss allowances on loan commitments and financial guarantees		(242)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(51,595)	(5,860,293)
Loss allowances on loan commitments and financial guarantees		(193)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	120,462	1,074,663
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(918,798)	(1,027,644)
Loss allowances on loan commitments and financial guarantees	(185)	(478)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,782,094	2,351,981
Loss allowances on loan commitments and financial guarantees	0	1,960
Total credit impaired [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	29,696,632	34,256,161
Loss allowances on loan commitments and financial guarantees	2,059,740	1,861,502
Total credit impaired [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	7,678,010	14,694,625
Loss allowances on loan commitments and financial guarantees	803,754	1,374,444
Total credit impaired [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,633,342)	(3,907,190)
Loss allowances on loan commitments and financial guarantees	(787,594)	(771,846)
Total credit impaired [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,842,641	6,047,648
Loss allowances on loan commitments and financial guarantees	86,321	33,907
Total credit impaired [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,344,041)	(1,606,835)
Loss allowances on loan commitments and financial guarantees	(60,884)	(59,517)
Total credit impaired [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,117,483	(9,718,665)
Loss allowances on loan commitments and financial guarantees	(1,254,379)	105,948
Total credit impaired [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	14,413,087	55,959,436
Total credit impaired [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	2,526,567	1,603,519
Total credit impaired [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(12,164,615)	(47,770,832)
Loss allowances on loan commitments and financial guarantees	(1,845,863)	(1,589,254)
Total credit impaired [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,505,770)	(11,015,564)
Loss allowances on loan commitments and financial guarantees	(125)	(261)
Total credit impaired [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	436,132	2,792,703
Loss allowances on loan commitments and financial guarantees	38,234	63,898
Total credit impaired [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(11,570,384)	(10,034,855)
Loss allowances on loan commitments and financial guarantees	(712,118)	(562,600)
Total credit impaired [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	23,965,833	29,696,632
Loss allowances on loan commitments and financial guarantees	$ 853,653	$ 2,059,740